DWS New York Tax-Free Income Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS New York Tax-Free Income Fund	Nov. 21, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.90%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.65%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.65%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.65%